EQUITRUST MONEY MARKET
FUND, INC.

Supplement to Prospectus
dated December 1, 2004


Effective immediately, the ABA & DDA Account numbers listed on page 7 in the "How to Buy Shares - By Wire" section of the prospectus are replaced with:
JP Morgan Chase Bank ABA Account #021000021 and
DDA Account #G10543


Supplement dated September 30, 2005

737-118E